Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 8: SUBSEQUENT EVENTS

For its interim condensed financial statements as of March 31, 2021, the Company evaluated subsequent events through June 17, 2021, the date on which the interim condensed financial statements were available to be issued. The Company identified the following subsequent events:

a.

The 2021 Viola Credit Line:

On May 14, 2021, the Company and Viola Credit Five Fund Limited Partnership (“Viola”) further amended (the “Amendment”) the second amendment to the Viola Loan dated April 21, 2021. According to the Amendment, Viola will grant a credit line to the Company of up to $3,000 (the “Viola Credit Line”). The Company may draw-down amounts under such credit line as of May 14, 2021, and until the twelve-month anniversary of the credit line (the “Final Drawdown Term”). The Company may extend the draw-down term by an additional six-month period (the “Extended Drawdown Term”) and a second additional six-month period (the “Second Extended Drawdown Term”). The Viola Credit Line is denominated in USD and bears interest at an annual rate equal to 8.25%. The principal amount of the Viola Credit Line shall be repaid at the Company’s discretion no later than the Final Drawdown Term or Extended Drawdown Term or Second Extended Drawdown Term, as applicable. Interest payments shall be done on a quarterly basis, on the outstanding portion of the Viola Credit Line to the Company. In addition, so long as any amount may be withdrawn under the Viola Credit Line or any amount remains outstanding on account of the Viola Credit Line, the Company shall maintain in its bank accounts unrestricted cash, as defined in the Viola Credit Line agreement, of at least $1,000.

As part of the Viola Credit Line, Viola also received a warrant to purchase Preferred B shares or the most senior class of Company’s shares issued in the first round of equity financing consummated following May 14, 2021, in an amount of up to $250 and an additional $150 upon extension of the draw-down term and an additional $150 upon the Second Extended Drawdown Term (the “Second Viola Warrants”). The Second Viola Warrants can be exercised for cash or on a cashless ‘net issuance’ basis. The exercise price for Preferred B shares will be determined based on the lowest price such warrant shares were purchased or if the Company consummates an IPO or a financing of at least $10,000 (“Next Equity Round”) within twelve months - 85% of the initial “price to Public” or 85% of the lowest price actually paid for the shares issuable in such Next Equity Round.

b.	On May 11, 2021, the Company entered into a grant agreement with the Propane Education & Research Council (“PERC”), a non-profit organization, approved by the United States Congress, established under the Propane Education and Research Act of 1996, with the purpose of investing in research and development of new technologies fueled by Propane gas (the “PERC Agreement”). According to the PERC Agreement, the Company will develop and manufacture until November 2023 (unless extended by PERC), as an independent contractor, an ecological system of sterling batteries using Propane (the “Project”), for the total consideration of $450 that will be paid upon completion of certain milestones, such as design of the product, testing the key components of the product, manufacturing of a prototype withing the efficiency standard set in the PERC Agreement, small scale manufacturing, beta testing and product launch (all together - the “Propane Grant”). As of the date at which the interim condensed financial statements were available to be issued, the Company did not receive any funds due to the Propane Grant.

c.	On May 19, 2021, the Company entered into an agreement with its shareholders according to which the shareholders of Preferred A-1 shares will automatically convert their shares into Ordinary shares in the event of an IPO. The conversion ratio will be determined by dividing the Preferred A-1 shares original issue price by the price per share as determined in the IPO. This agreement was approved by the BOD of the Company on May 31, 2021.

d.	On May 24, 2021, the Company completed the forgiveness process of the Paycheck Protection Program Note (“PPP Note”) as disclosed in Note 10b in the 2020 Annual Financial Statements. As result, the PPP Note was forgiven by Cache Valley Bank. As of March 31, 2021, the Company anticipated with a high degree of certainty that the PPP Note shall be forgiven. Accordingly, the Company recognized the total amount of $653 due to the PPP Note as other income in the statements of operations.

NOTE 17: SUBSEQUENT EVENTS

a.	2021 Employee Share Option Plan:

On January 25, 2021, the Company’s BOD approved a new Employee Share Option Plan (the “2021 ESOP”), pursuant to which directors, officers, employees and service providers may be granted options to purchase Ordinary shares of the Company under certain conditions. As a result, on the same date mentioned, the Company granted options under the 2021 ESOP to purchase 45,500 Ordinary shares (the “New Options”), in order to compensate employees holding options outstanding at December 31, 2020 to purchase 45,500 of Qnergy Ltd.’s Ordinary shares granted under the 2015 ESOP (see Note 11e) (the “Old Options”). The vesting schedules for the New Options were based on the vesting status of the Old Options, except for two grants in which an acceleration was made for the vesting period. The exercise price for the New Options was set at $40 per share, which is similar to the exercise price of the Old Options, except for grants to three employees, in which in order to compensate for an increase in the exercise price to $40 per share, each employee received additional options. In total, additional options to purchase 7,000 Ordinary shares of the Company were granted to the mentioned three employees. The expiration date of the New Options was set at ten years from the New Options grant date.

a.	2021 Employee Share Option Plan: (Cont.)

In addition, the Company granted options under the 2021 ESOP to purchase 11,325 Ordinary shares at an exercise price of $40 per share to certain employees. The options shall vest over a four-year period from the grant date in sixteen equal quarterly installments.

b.	On March 15, 2021, the Company granted options under the 2021 ESOP to purchase 58,767 Ordinary shares at an exercise price of $40 per share to the Chief Executive Officer of the Company. 75% of the options will vest immediately and the remaining 25% will vest over a one-year period in four equal quarterly installments.

In addition, the Company granted options under the 2021 ESOP to purchase 7,500 Ordinary shares at an exercise price of $40 per share to the Chief Financial Officer of the Company. The options shall vest over a four-year period from the date of the grant in sixteen equal quarterly installments. The Company also granted to a certain non-employee options to purchase 1,800 Ordinary shares at an exercise price of $40 per share. 450 option shall vest over one-year period, in twelve equal monthly installments, and the remaining 1,350 options shall vest upon the occurrence of the exit event (as defined in the grant agreement).

c.	On April 21, 2021, the Company entered into a second amendment to the Viola Loan. According to which Viola will grant a credit line to the Company of up to $3,000 (the “Viola Credit Line”). The Company may draw-down amounts under such credit line as of April 21, 2021, and until the twelve-month anniversary of the credit line (the “Final Drawdown Term”). The Company may extend the draw-down term by an additional six-month period (the “Extended Drawdown Term”). The Viola Credit Line is denominated in USD, and bears interest at an annual rate equal to 8.25%. The principal amount of the Viola Credit Line shall be repaid at the Company’s discretion no later than the Final Drawdown Term or Extended Drawdown Term, as applicable. Interest payments shall be done on a quarterly basis, on the outstanding portion of the Viola Credit Line to the Company. In addition, so long as any amount may be withdrawn under the Viola Credit Line or any amount remains outstanding on account of the Viola Credit Line, the Company shall maintain in its bank accounts unrestricted cash, as defined in the Viola Credit Line agreement, of at least $1,000.

As part of the Viola Credit Line, Viola also received a warrant to purchase Preferred B shares or the most senior class of Company’s shares issued in the first round of equity financing consummated following April 21, 2021, in an amount of up to $250 and an additional $150 upon the Extended Drawdown Term (the “Second Viola Warrants”). The Second Viola Warrants can be exercised for cash or on a cashless ‘net issuance’ basis. The exercise price for Preferred B shares will be determined based on the lowest price such warrant shares were purchased or if the Company consummates an IPO or a financing of at least $10,000 (“Next Equity Round”) within twelve months - 85% of the initial “price to Public” or 85% of the lowest price actually paid for the shares issuable in such Next Equity Round.

d.	The Company has evaluated subsequent events from the balance sheet date through May 7, 2021, the date at which the financial statements were available to be issued.